Finance leases (Details 1) - USD ($)	Dec. 31, 2018		Dec. 31, 2017
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,900,000)
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
2019	37,532,945
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 – 2030	140,757,796
Total minimum finance lease payments	296,181,882		$ 52,862,200
Amounts representing interest and deferred finance fees	(54,705,784)		(10,368,181)
Net minimum finance lease payments	241,476,098	[1]	42,494,019
Amount receivable in respect of finance leases	(2,880,000)		(2,880,000)
Adjusted net minimum finance lease payments	$ 238,596,098		$ 39,614,019

[1]	Includes $8.3 million related to vessel held for sale repayable on January 2, 2019.